Summary Of Significant Accounting Policies (Schedule Of Fair Value Of Assets And Liabilities Measured On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 27,200	$ 27,200	$ 17,374
Redeemable Noncontrolling Interest In Middlebury Joint Venture [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	17,200	17,200	17,374
Investment In Web International Education Group [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	10,000	10,000
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Level 1 [Member] | Redeemable Noncontrolling Interest In Middlebury Joint Venture [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Level 1 [Member] | Investment In Web International Education Group [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Level 2 [Member] | Redeemable Noncontrolling Interest In Middlebury Joint Venture [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Level 2 [Member] | Investment In Web International Education Group [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	27,200	27,200
Level 3 [Member] | Redeemable Noncontrolling Interest In Middlebury Joint Venture [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	17,200	17,200	17,374
Level 3 [Member] | Investment In Web International Education Group [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 10,000	$ 10,000